Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Selling, general and administrative expenses
Personnel expenses	€ 36,549	€ 17,132
Consulting fees	18,998	6,795
Supervisory board	2,194	1,424
Other expense	3,903	2,111
Total	€ 61,644	€ 27,462